ECONOMIC DEPENDENCY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Economic Dependency [Abstract]
ECONOMIC DEPENDENCY
NOTE 13 — ECONOMIC DEPENDENCY
Under various agreements, the Company has engaged and may in the future engage CMFT Management or its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, as well as other administrative responsibilities for the Company including accounting services and stockholder relations. As a result of these relationships, the Company is dependent upon CMFT Management or its affiliates. In the event that these companies are unable to provide the Company with these services, the Company would be required to find alternative providers of these services.

NOTE 13 — ECONOMIC DEPENDENCY
Under various agreements, the Company has engaged and may in the future engage CMFT Management or its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, as well as other administrative responsibilities for the Company including accounting services and stockholder relations. As a result of these relationships, the Company is dependent upon CMFT Management or its affiliates. In the event that these companies are unable to provide the Company with these services, the Company would be required to find alternative providers of these services.